INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

23.INVENTORIES

in € thousand	12/31/2025	12/31/2024
Raw materials and supplies	3,543	4,136
Work in progress	9,147	6,317
Finished goods	5,423	5,281
Inventories	18,112	15,734

In fiscal year 2025, write-downs of €1,847 thousand (2024: €538 thousand, 2023: €1,052 thousand) were recognized. Total reversals of impairment losses amounted to €1,073 thousand in the fiscal year 2025 (2024: €0 thousand, 2023: €83 thousand). The amount of inventories recognized as an expense (Cost of sales) during 2025 is €23,221 thousand (2024: €15,507 thousand, 2023: €25,026 thousand.